                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Christopher C. Grisanti
Title Principal
Phone (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti   New York, New York   July 22, 2005
---------------------------   ------------------   -------------
        [Signature]              [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          122

Form 13F Information Table Value Total:   $1,922,447
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
None   28-                    NONE
          -----------------

     [Repeat as necessary.]

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                       For the quarter ended June 30, 2005

         COLUMN 1               COLUMN 2   COLUMN 3    COLUMN 4   COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
         --------               --------   ---------   --------   --------          ----------   --------         --------
                                                                                                               VOTING AUTHORITY
                                TITLE OF                VALUE                PUT/   INVESTMENT    OTHER     ----------------------
      NAME OF ISSUER             CLASS       CUSIP     (X$1000)     SHRS     CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------   --------   ---------   --------   --------   ----   ----------   --------   --------  ------  ----
3M COMPANY                      com        88579y101        441       6098          Sole                        6098
ABBOTT LABORATORIES             com        002824100       1095      22335          Sole                       22335
ACE LTD                         com        G0070K103      84339    1880476          Sole                     1880476
ALCOA INC                       com        013817101        366      14000          Sole                       14000
ALTRIA GROUP, INC               com        02209S103      12404     191832          Sole                      191832
AMEREN CORP                     com        023608102        205       3700          Sole                        3700
AMERICAN EXPRESS CO             com        025816109        825      15500          Sole                       15500
AMERICAN TOWER CORP- CL A       com        029912201        305      14500          Sole                       14500
AMGEN INC                       com        031162100       2529      41823          Sole                       41823
AMR CORP                        com        001765106        654      54000          Sole                       54000
AMSOUTH BANCORPORATION          com        032165102        753      28968          Sole                       28968
ANHEUSER-BUSCH CO. INC          com        035229103        526      11500          Sole                       11500
ANNALY MORTGAGE MGMT            com        035710409        620      34600          Sole                       34600
AUTOMATIC DATA PROCESSING CO    com        053015103        391       9314          Sole                        9314
AVATAR HOLDINGS INC             com        053494100       2136      42498          Sole                       42498
AXIS CAPITAL HOLDINGS LTD       com        G0692U109        566      20000          Sole                       20000
BANK OF AMERICA CORP            com        060505104        662      14523          Sole                       14523
BANK OF NEW YORK                com        064057102       2904     100916          Sole                      100916
BERKSHIRE HATHAWAY CLASS A      com        084670108       4509         54          Sole                          54
BERKSHIRE HATHAWAY CLASS B      com        084670207       3696       1328          Sole                        1328
BIOGEN IDEC INC                 com        09062x103        297       8620          Sole                        8620
BOSTON SCIENTIFIC CORP          com        101137107      62575    2317584          Sole                     2317584
BP AMOCO PLC SPONS ADR          com        055622104       2200      35272          Sole                       35272
BRISTOL MYERS SQUIBB CO         com        110122108        434      17372          Sole                       17372
CHEVRON CORP COM                com        166764100      59341    1061168          Sole                     1061168
CHUBB CORP                      com        171232101      11656     136150          Sole                      136150
CIMAREX ENERGY CO               com        171798101      20714     532346          Sole                      532346
CITIGROUP INC                   com        172967101      69895    1511905          Sole                     1511905
CLEVELAND-CLIFFS                com        185896107      75938    1314715          Sole                     1314715
COCA COLA CO                    com        191216100        238       5711          Sole                        5711
COMCAST CORP CL A               com        20030n101      94524    3081967          Sole                     3081967
COMCAST CORP CL A SPL           com        20030N200       1638      54704          Sole                       54704
CONOCOPHILLIPS                  com        20825c104       1137      19780          Sole                       19780
COUSINS PROPERTIES              com        222795106       1385      46813          Sole                       46813
CURAGEN CORP                    com        23126r101      25927    5044123          Sole                     5044123
CVS CORP                        com        126650100      52812    1816716          Sole                     1816716
DIAMOND OFFSHORE DRILLING       com        25271c102        331       6200          Sole                        6200
DOMINION RESOURCES INC VA       com        25746U109        311       4240          Sole                        4240
DU PONT EI DE NEMOURS           com        263534109        488      11346          Sole                       11346
DUSA PHARMACEUTICALS INC        com        266898105        391      42000          Sole                       42000
EMC CORP MASS                   com        268648102        224      16360          Sole                       16360
ENCANA CORP                     com        292505104     101627    2566994          Sole                     2566994
EQUITY RESIDENTIAL              com        29476L107       5518     149864          Sole                      149864
EXXON MOBIL CORPORATION         com        30231G102       4794      83419          Sole                       83419
FAUQUIER BANKSHARES COM         com        312059108        468      18000          Sole                       18000
FEDERAL NATL MORTGAGE ASSN      com        313586109      94552    1619040          Sole                     1619040
FIDELITY NATIONAL FINANCIAL IN  com        316326107        306     8578.5          Sole                      8578.5
FIRST DATA CORP                 com        319963104        201       5000          Sole                        5000
FLEXIBLE SOLUTIONS INTL INC     com        33938t104         70      14500          Sole                       14500
FOSTER (LB)CO-CL A              com        350060109        600      64500          Sole                       64500
FOSTER WHEELER LTD              com        g36535139      61485    3127426          Sole                     3127426
FREDDIE MAC                     com        313400301        410       6290          Sole                        6290
GANNETT CO                      com        364730101       3279      46104          Sole                       46104
GENERAL ELEC CO                 com        369604103       2918      84208          Sole                       84208
GILLETTE CO COM                 com        375766102       1028      20312          Sole                       20312
GLAXOSMITHKLINE PLC-ADR         com        37733W105       4117      84862          Sole                       84862
HANOVER COMPRESSOR CO           com        410768105        155      13500          Sole                       13500
HEWLETT-PACKARD                 com        428236103      84197    3581335          Sole                     3581335
HOME DEPOT INC                  com        437076102        962      24740          Sole                       24740
HONEYWELL INTERNATIONAL INC.    com        438516106      93823    2561383          Sole                     2561383
INTEL CORP                      com        458140100       1205      46300          Sole                       46300
INTL BUSINESS MACHINES CORP     com        459200101       2107      28400          Sole                       28400
JOHNSON & JOHNSON               com        478160104      47546     731479          Sole                      731479
JPMORGAN CHASE                  com        46625H100      77223    2186395          Sole                     2186395
KERR-MCGEE CORPORATION          com        492386107        328       4300          Sole                        4300
KEYCORP NEW                     com        493267108       5553     167515          Sole                      167515
KINROSS GOLD CORP               com        496902404       9886    1620600          Sole                     1620600
L-3 COMM HLDGS INC              com        502424104        257       3350          Sole                        3350
LABORATORY CRP OF AMER HLDGS    com        50540r409      74612    1495230          Sole                     1495230
LAKES ENTERTAINMENT INC         com        51206p109        693      45000          Sole                       45000
LILLY ELI & CO.                 com        532457108      78104    1401972          Sole                     1401972
MARKEL CORP                     com        570535104        713       2103          Sole                        2103
MASSEY ENERGY GROUP             com        576206106        332       8814          Sole                        8814
MATRIX SERVICE                  com        576853105        158      34550          Sole                       34550
MATTEL INC                      com        577081102      50005    2732516          Sole                     2732516
MBNA CORP                       com        55262L100     100220    3831052          Sole                     3831052
MEMORY PHARMACEUTICALS CORP     com        58606r403        574     310510          Sole                      310510
MERCK & CO INC                  com        589331107        992      32197          Sole                       32197
MERRILL LYNCH                   com        590188108       1221      22200          Sole                       22200
MESA ROYALTY TRUST              com        590660106        200       3100          Sole                        3100
MESABI TRUST                    com        590672101        749      53950          Sole                       53950
MICROSOFT CORP                  com        594918104      20699     833291          Sole                      833291
MIRAMAR MINING GROUP            com        60466E100        232     200000          Sole                      200000
MITSUBISHI TOKYO FINAN-ADR      com        606816106      34121    4023676          Sole                     4023676
MORGAN STANLEY                  com        617446448       1080      20580          Sole                       20580
NOBLE CORP                      com        G65422100        249       4050          Sole                        4050
PACIFIC RIM MINING CORP         com        694915208        325     550000          Sole                      550000
PARTNER RE LTD                  com        G6852T105        451       7000          Sole                        7000
PEABODY ENERGY CORP             com        704549104        245       4710          Sole                        4710
PEPSICO INC                     com        713448108        377       6990          Sole                        6990
PFIZER INC                      com        717081103       1316      47705          Sole                       47705
PIONEER NATURAL RESOURCES CO    com        723787107        262       6238          Sole                        6238
PRIMEDIA INC                    com        74157k101        714     176400          Sole                      176400
PROCTER & GAMBLE                com        742718109       1068      20246          Sole                       20246
PRUDENTIAL FINANCIAL INC        com        744320102        462       7030          Sole                        7030
QUEST DIAGOSTICS INC            com        74834I100        320       6000          Sole                        6000
RENAISSANCERE HOLDINGS LTD      com        G7496G103       5784     117461          Sole                      117461

         COLUMN 1               COLUMN 2   COLUMN 3    COLUMN 4   COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
         --------               --------   ---------   --------   --------          ----------   --------         --------
                                                                                                               VOTING AUTHORITY
                                TITLE OF                VALUE                PUT/   INVESTMENT    OTHER     ----------------------
      NAME OF ISSUER             CLASS       CUSIP     (X$1000)     SHRS     CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------   --------   ---------   --------   --------   ----   ----------   --------   --------  ------  ----
RENOVIS INC                     com        759885106       1188      77768          Sole                       77768
SAFECO CORP                     com        786429100        698      12845          Sole                       12845
SARA LEE CORP                   com        803111103        254      12800          Sole                       12800
STRYKER CORP                    com        863667101        819      17210          Sole                       17210
SUNTRUST BANKS INC              com        867914103        462       6400          Sole                        6400
SUPERIOR ESSEX INC              com        86815v105        871      49170          Sole                       49170
SYSCO CORP                      com        871829107        957      26453          Sole                       26453
TEMPLE-INLAND INC               com        879868107      46705    1257188          Sole                     1257188
THE MOSAIC CO                   com        61945A107       1147      73690          Sole                       73690
TIME WARNER INC                 com        887317105      91842    5496243          Sole                     5496243
TRANSOCEAN SEDCO FOREX ORD      com        G90078109        368       6815          Sole                        6815
TRINITY INDUSTRIES              com        896522109       1051      32800          Sole                       32800
UNITEDHEALTH GROUP INC          com        91324P102     106534    2043226          Sole                     2043226
VASOGEN OLD                     com        92232f103         98      20000          Sole                       20000
VERIZON COMMUNICATIONS          com        92343V104        272       7868          Sole                        7868
WACHOVIA CORP                   com        929903102       1097      22119          Sole                       22119
WAL-MART STORES                 com        931142103        711   14751.75          Sole                    14751.75
WALT DISNEY CO.                 com        254687106      57409    2279926          Sole                     2279926
WASHINGTON POST CO CL B         com        939640108       1635       1958          Sole                        1958
WELLS FARGO & CO                com        949746101        620      10072          Sole                       10072
WESTMORELAND COAL CO            com        960878106       1040      50552          Sole                       50552
WHEELING-PITTSBURGH CORP        com        963142302      21411    1392108          Sole                     1392108
WILLIAMS COS  INC               com        969457100        863      45400          Sole                       45400
YORK INTERNATIONAL CORP         com        986670107        699      18400          Sole                       18400
HSBC HLDGS PLC SPON ADR NEW     adr        404280406        421       5289          Sole                        5289
Report Summary                                          1922447